CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues:
Products	$ 5,879	$ 5,717
Services	668	637
Total revenues	6,547	6,354
Cost of revenues:
Products	1,627	1,073
Services	66	65
Total cost of revenues	1,693	1,138
Gross profit	4,854	5,216
Operating expenses:
Research and development	$ 1,836	$ 1,638
Less - royalty-bearing participation
Research and development, net	$ 1,836	$ 1,638
Selling and marketing, net	1,527	2,041
General and administrative	871	641
Total operating expenses	4,234	4,320
Operating income	620	896
Financial income (expenses), net	289	(452)
Income before taxes on income	909	444
Taxes on income	6	7
Net income	$ 903	$ 437
Net profit (loss) per share:
Basic net income per Ordinary Share	$ 0.10	$ 0.05
Diluted net income per Ordinary Share	$ 0.10	$ 0.05
Weighted average number of Ordinary Shares used in computing basic net income per Ordinary Share	8,729,891	8,464,565
Weighted average number of Ordinary Shares used in computing diluted net income per Ordinary Share	9,307,539	9,039,676